Consolidated Statements of Cash Flows	12 Months Ended		13 Months Ended
	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($)	Dec. 31, 2021 CAD ($)
Operating Activities
Net (loss)	$ (3,573,108)	$ (263,110)	$ (26,556,311)
Adjustment For:
Income Tax Recovery	(1,697)	0	(98,854)
Transaction Costs (note 4)	1,817,540	0	8,453,794
Share-based Compensation (note 16)	709,953	2,639	3,644,287
Interest Expense (notes 13 And 14)	0	0	189,814
Change In Provision For Reclamation Deposit (note 8)	6,308	0	0
Amortization (notes 6, 7 And 14)	81,433	0	1,879,825
Impairment On Goodwill	0	0	2,258,109
Bad Debt	0	0	56,318
Total Adjustment	(959,571)	(260,471)	(10,173,018)
Net Change In Non?cash Working Capital	413,944	68,879	(3,755,035)
Net Cash Flow From Operating Activities	(545,627)	(191,592)	(13,928,053)
Financing Activities
Proceeds Received From Long Term Loan (note 23)	0	0	20,000
Repayment Of Loans (notes 13 And 23)	0	0	(602,831)
Principal Reduction In Lease Liability (note 14)	0	0	(333,140)
Private Placement (note 15(b))	3,000,240	515,000	25,014,220
Share Issue Costs (note 15(b))	(105,000)	(1,265)	(1,926,280)
Proceeds From Option Exercise (note 16(a))	0	0	105,000
Proceeds From Warrant Exercise (note 17)	0	0	192,000
Net Cash Flow From Financing Activities	2,895,240	513,735	22,468,969
Investing Activities
Cash Acquired On Acquisition Of Gamesquare (note 19)	226,213	0	0
Acquisiton Of Code Red Shares (note 4(a))	(2,490,000)	0	0
Cash Acquired On Acquisiton Of Code Red (note 4)	251,839	0	0
Cash Acquired On Acquisiton Of Reciprocity (note 4(b))	0	0	516,236
Cash Acquired On Acquisition Of Complexity (note 4(c))	0	0	538,385
Acquisiton Of Cut & Sew Shares (note 4(d))	0	0	(3,000,000)
Cash Acquired On Acquisition Of Cut & Sew (note 4(d))	0	0	396,251
Equipment Purchase (note 6)	0	0	(111,757)
Non-current Assets Held For Sale (note 11)	0	0	(16,636)
Net Cash Flow From Investing Activities	(2,011,948)	0	(1,677,521)
Effect Of Exchange Rate Changes On Cash	878	0	118,512
Change In Cash	338,543	322,143	6,981,907
Cash, Beginning Of The Period	322,143		660,686
Cash, End Of The Period	$ 660,686	$ 322,143	$ 7,642,593